Long-Term Debt - Additional Information - $25 Million Revolving Credit Facility (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 20,000,000
NTT Finance Corporation [Member] | Unsecured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	$ 25,000,000
Debt instrument, maturity date	Aug. 31, 2019
Credit facility interest rate description		LIBOR plus a margin of 1.8%
Percentage of commitment fee	0.50%
Debt instrument, stated percentage	1.80%